Leases, Right-of-Use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Right-of-Use Assets [Abstract]
Incremental borrowing rate	6.00%
Office Buildings [Member]
Movement in Right-of-Use Asset [Abstract]
Beginning balance	$ 0
Additions to right of use assets	1,179
Depreciation charge	(247)
Exchange difference	14
Ending balance	$ 946